Income Taxes (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	$ 5,568	¥ 39,640	¥ 0	$ 0	¥ 0	¥ 0
Deferred income tax expense	(288,774)	(2,055,783)	0	0	0	0
Total income tax expenses	$ (283,206)	¥ (2,016,143)	¥ 0	$ 0	¥ 0	¥ 0